Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Feb. 27, 2024
Registrant Name	dei_EntityRegistrantName	Vanguard Charlotte Funds
CIK	dei_EntityCentralIndexKey	0001532203
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 25, 2024
Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A